Disclosure of Changes in Operating Assets and Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Trade and other receivables	$ (547)	$ (149)	$ 103	$ (156)
Inventory	1	(8)	(39)	828
Prepaid expenses and other current assets	408	(279)	315	99
Payables and accrued liabilities	(430)	41	(315)	(451)
Taxes payable			(129)
Deferred revenues	3	11	1,230	(395)
Employee future benefits	(74)	(110)	(157)	(215)
Changes in operating assets and liabilities	$ (639)	$ (494)	$ (1,008)	$ (290)